Cover	Jun. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2024
Entity File Number	000-27793
Entity Registrant Name	ELECTRONIC SYSTEMS TECHNOLOGY, INC.
Entity Central Index Key	0000752294
Entity Tax Identification Number	91-1238077
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	415 N. Quay St.
Entity Address, Address Line Two	Bldg B1
Entity Address, City or Town	Kennewick
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99336
City Area Code	(509)
Local Phone Number	735-9092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false